Financial risk management and fair values - Movements in the balance of the Level 3 fair value measurements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	¥ 6,159,297
Conversion into Class A ordinary shares upon IPO of the Company	(3,963,843)
Liabilities at end of period	4,052,876	¥ 6,159,297
Level 3 | Paid-in capital subject to redemption and other preferential rights / Redeemable shares with other preferential rights
Reconciliation of changes in fair value measurement, liabilities [abstract]
Liabilities at beginning of period	2,381,327	1,701,294
Changes in fair value recognized in profit or loss during the year	1,625,287	680,033
Exchange adjustment	(42,771)
Conversion into Class A ordinary shares upon IPO of the Company	(3,963,843)
Liabilities at end of period		2,381,327
Total gains or losses for the year included in profit or loss for liabilities held at end of the reporting period	¥ 1,625,287	¥ 680,033